Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2018	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Income tax rate			19.00%	19.00%	19.30%
Provisional tax benefit	$ 2,237
Deferred tax asset valuation allowance	$ 133,856		$ 165,157	$ 133,856
Valuation allowance increase			31,301	$ 40,912
U.K.
Income Tax Disclosure [Line Items]
Tax loss carryforwards			470,736
U.S.
Income Tax Disclosure [Line Items]
Income tax rate		35.00%		21.00%	21.00%
Provisional tax benefit					$ 2,237
Tax loss carryforwards			127,717
State Tax Loss Carry Forward			75,340
Operating loss expiration period					20 years
BELGIUM
Income Tax Disclosure [Line Items]
Income tax rate					25.00%
Change in corporate tax rate					$ 14,290
JAPAN
Income Tax Disclosure [Line Items]
Tax loss carryforwards			$ 64,748
Operating loss expiration period			9 years
Other
Income Tax Disclosure [Line Items]
Tax loss carryforwards			$ 20,840